Transactions With Related Parties	9 Months Ended
Sep. 30, 2013
Transactions With Related Parties [Abstract]
Transactions With Related Parties

NOTE G—TRANSACTIONS WITH RELATED PARTIES

Due From / To Related Parties: Due from related parties as of September 30, 2013 and December 31, 2012 is comprised primarily of a $0.6 million promissory note that the Company acquired from BREF. The note was payable to BREF from TSPFI. The note was originated to partially fund the purchase of a property by TSPFI. On June 1, 2012, in connection with the recapitalization, this receivable was contributed to the Company. The note bears interest at 12% per annum and is due on demand. Accrued interest as of September 30, 2013 and December 31, 2012 was approximately $0.1 million, respectively. The Company expects payment will be received from TSPFI during 2014. Other receivables from related parties are comprised of various non-interest bearing amounts due from related entities. Due to related parties as of September 30, 2013 and December 31, 2012 includes various non-interest bearing amounts payable to related entities.

Advisory Fees from Related Party: Fees of approximately $0.2 million are included in other income in the accompanying statements of operations for the nine months ended September 30, 2012. The fees were earned from entities previously owned by BREF and TSPFI that were not contributed to the Company in the recapitalization.  No advisory fees were earned in the three and nine months ended September 30, 2013.

Support Services: During the periods presented through May 31, 2012, an entity under common control provided the Company with certain general and administrative support services, for which the entity under common control allocated costs of approximately $0.2 million for five months ended May 31, 2012. Effective June 1, 2012, all general and administrative costs are incurred directly by the Company, which costs totaled $0.8 million and $1.1 million for the three and nine months ended September 30, 2012, respectively.  During the periods presented through September 30, 2013, the Company incurred directly $3.0 million and $6.1 million for the three and nine months ended September 30, 2013, respectively. If the Company had paid these expenses directly prior to June 1, 2012, the Company’s historical results of operations may have been materially different. As a result, the accompanying historical statements of operations may not necessarily be indicative of operations for future periods.

Legal Fees: During the nine months ended September 30, 2013 and 2012, the Company incurred legal fees totaling approximately $0.1 million and $0.5 million, respectively, with a law firm of which a former member of the Company’s board of directors is the managing stockholder. Fees with the law firm of $0.1 million and $0.4 million are included in accounts payable and accrued liabilities as of September 30, 2013 and December 31, 2012, respectively, in the accompanying balance sheets. Effective December 17, 2012, this individual no longer serves as a member of the Company’s board of directors.